SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended										12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Office building and its related facility, machinery and equipment	Dec. 31, 2011 Computer equipment USD ($)	Dec. 31, 2011 Internal use software development costs USD ($)	Dec. 31, 2011 Office equipment USD ($)	Dec. 31, 2011 Vehicles USD ($)	Dec. 31, 2011 Leasehold improvements USD ($)	Dec. 31, 2011 Depreciation of Entity Functional Currency USD Against Reporting Currency RMB	Dec. 31, 2011 Appreciation of Subsidiaries in Japans Functional Currency JPY Against Reporting Currency RMB	Dec. 31, 2011 Maximum	Dec. 31, 2011 Cash and cash equivalents Maximum	Dec. 31, 2011 Short-term Investments Maximum	Dec. 31, 2011 Short-term Investments Minimum
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment	1	1
Number of reporting units to determine whether further impairment testing on goodwill was necessary	1	1
Number of reporting units the Company has subsequent to the acquisition of Qunar	2	2
Maturity period used to classify investments														3 months	12 months	3 months
Internal use software development costs capitalized during the period	$ 7,030,000	44,260,000	10,380,000	12,590,000
Amortization expense for capitalized software costs	1,190,000	7,510,000	8,860,000	9,770,000
Unamortized amount of capitalized internal use software developed costs (included in fixed assets, net)	8,270,000	52,040,000	15,280,000
Business tax and surcharges in cost of revenues	160,000,000	1,020,000,000	504,850,000	275,920,000
Advertising expenses	24,960,000	157,100,000	74,760,000	77,800,000
Financial subsidies received	11,880,000	74,760,000	49,140,000	42,500,000
Property, plant and equipment, salvage value, percentage					4.00%
Property, plant, and equipment, salvage value						0	0	0	0	0
Cash and cash equivalents, restricted cash and short-term investments	2,330,000,000	14,660,000,000
Cash, bank deposits and money market funds in the PRC	2,240,000,000	14,070,000,000
Ratio of cash, bank deposits and money market funds in the PRC to total cash and cash equivalents and short-term investments	99.22%	99.22%
Percentage of cash and cash equivalents held at a single financial institution													42.00%
Threshold of business risk associated with amount of revenue generated by any single customer or union member of company													10.00%
Appreciation or depreciation of functional currency of entity and its subsidiaries and VIEs against reporting currency by percentage											(4.64%)	1.24%
Net foreign currency translation gain or loss recorded in other comprehensive income	$ 5,233,000	32,930,000	(3,865,000)	(3,961,000)